Fees Summary	Jun. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,897,000.00
Total Fee Amount	5,509.78
Total Offset Amount	0.00
Net Fee	$ 5,509.78
Offering Table N/A
Offset Table N/A	N/A